Common Stock	3 Months Ended
Mar. 31, 2022
Common Stock

13. Common Stock

The Company has an unlimited number of common shares authorized with a par value of $0.00001 CAD per share. As at March 31, 2022, 296,436,824 common shares were issued and outstanding (December 31, 2021 - 185,169,792).

For the three months ended March 31, 2022

On March 15, 2022, the Company issued 40,308,037 units at $0.165 CAD per unit for gross proceeds of $6,650,826 CAD ($5,189,773 USD) pursuant to the closing of a non-brokered private placement. Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $304,976 CAD ($242,019 USD) were paid and 1,551,419 finder’s warrants were issued with a fair value of $236,032 CAD ($184,181 USD). The finder’s warrants have the same terms as the warrants attached to the units.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

13.	Common Stock (continued)

On March 16, 2022, the Company issued 6,060,606 units at $0.165 CAD per unit for gross proceeds of $1,000,000 CAD ($785,678 USD) pursuant to the closing of a non-brokered private placement. Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $60,035 CAD ($47,168 USD) were paid and 363,636 finder’s warrants were issued with a fair value of $65,624 CAD ($51,559 USD). The finder’s warrants have the same terms as the warrants attached to the units.

On March 17, 2022, the Company closed a non-brokered private placement financing, by issuing 2,000,000 units at $0.165 CAD per unit for proceeds of $330,000 CAD ($260,681 USD). Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering.

In concurrence with the non-brokered private placement on March 17, 2022, the Company:

●	issued 700,000 shares, 50,000 of which relate to the vesting of restricted stock units granted in 2021 and 650,000 relating to the granting and vesting of restricted stock units during the quarter ended March 31, 2022. The value of the restricted stock units granted during the quarter ended March 31, 2022 is $107,250 CAD ($92,171 USD). $7,450 of the share-based compensation was recorded in the prior year. The share-based compensation for the three months ended March 31, 2022 totaled $84,721;
●	issued 909,090 units for prepaid services valued at $150,000 CAD ($118,491 USD). During the three months ended March 31, 2022, $50,000 ($39,478 USD) was expensed and included in investor relations on the consolidated statement of loss and comprehensive loss. As at March 31, 2022, $100,000 CAD (approximately $79,968) was included in prepaid expenses and deposits on the consolidated statement of financial position; and
●	issued 3,000,000 units at a fair value of $0.165 CAD per unit for debt settlement of $472,001 CAD ($391,021 USD) with no loss or gain recognized.

On March 18, 2022, the Company issued 19,175,898 units at $0.165 CAD per unit for gross proceeds of $3,164,023 CAD ($2,508,197 USD) pursuant to the closing of a non-brokered private placement. Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $142,022 CAD ($112,585 USD) was paid and 1,026,174 finder’s warrants were issued with a fair value of $156,587 CAD ($124,130 USD). The finder’s warrants have the same terms as the warrants attached to the units.

On March 24, 2022, the Company issued 34,513,400 units at $0.165 CAD per unit for gross proceeds of $5,694,761 CAD ($4,535,347 USD) pursuant to the closing of a non-brokered private placement. Each unit comprises one common shares and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $844,108 CAD ($672,259 USD) was paid and 4,212,554 finder’s warrants were issued with a fair value of $724,670 CAD ($578,137 USD). The finder’s warrants have the same terms as the warrants attached to the units.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

13.	Common Stock (continued)

On March 28, 2022, the Company issued 4,600,000 units at $0.165 CAD per unit for gross proceeds of $759,000 CAD ($606,548 USD) pursuant to the closing of a non brokered private placement. Each unit comprises one common shares and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants.Cash finder’s fee of $43,495 CAD ($34,759 USD) were paid and 353,000 finder’s warrants were issued with a fair value of $72,287 CAD ($57,768 USD). The finder’s warrants have the same terms as the warrants attached to the units.

During the three months ended March 31, 2022, 146,250 warrants with an exercise price of $0.10 CAD and 50,000 warrants with an exercise price of $0.10 CAD were exercised with cash proceeds of $19,625 CAD ($15,661 USD). Warrant and option reserve of $18,434 and $3,695, respectively was transferred to obligation to issue shares as the shares have not been issued as at March 31, 2022.

On March 1, 2022, the Company entered into a consulting agreement with a third party. Pursuant to the consulting agreement, the Company would issue 200,000 common shares for the consulting services received in March 2022. As at March 31, 2022, the common shares have not been issued and the fair value of $51,208 was recorded in obligation to issue shares. The amount of $51,208 was expensed and included in consulting services on the consolidated statement of loss and comprehensive loss for the three months ended March 31, 2022. The difference was due to the fluctuation of foreign exchange rates.

For the three months ended March 31, 2021

On March 8, 2021, the Company closed a non-brokered private placement financing for aggregate gross proceeds of $481,350 CAD (approximately US$400,792) (the “March Offering”). Under the March Offering, the Company issued an aggregate of 8,015,832 units, at a price of $0.06 CAD per unit (approximately US$0.05 per unit). Each unit was comprised of one Common Share and one-half of one share purchase warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.10 CAD (approximately $0.08) for a period of 30 months from the closing date.

On March 8, 2021, the Company settled a total of $265,000 CAD (US$220,833) in outstanding debt through the issuance to a creditor of 4,416,667 units, at a price of $0.06 CAD (US$0.05) per unit. Each unit issued in the Debt Settlement consists of one Common Share and one warrant under the same terms as the March Offering.

On March 8, 2021, the Company closed a private placement for aggregate proceeds of $235,808 (the “US Private Placement”). Under the US Private Placement, the corporation issued an aggregate of 4,716,160 units at a price of $0.05 per unit. Each unit was comprised of one Common Share and one-half of one share purchase warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.08 for a period of 30 months from the closing date.

On March 8, 2021, convertible debt in the principal amount of $112,500 CAD (US$89,198) was converted to 1,500,000 units at $0.075 CAD per unit (approximately US$0.06). Each unit issued consists of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of US$0.10 for a period of 24 months from the closing date.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

13.	Common Stock (continued)

On March 30, 2021, convertible debt in the principal amount of $37,500 CAD (US$29,528) and accrued interest of $12,000 CAD (US$9,478) was converted to 660,000 units at $0.075 CAD per unit (approximately US$0.06). Each unit issued consists of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of US$0.10 for a period of 24 months from the closing date.

On March 30, 2021, the Company granted 150,000 restricted share units which vested immediately. In connection with the grant, 150,000 Common Shares with a fair value of $36,900 were issued.

On March 30, 2021, the Company issued 3,304,600 Common Shares for the exercise of warrants at $0.10 for gross proceeds of $330,460.

On March 30, 2021, the Company issued 150,000 Common Shares for the exercise of options at $0.18 for gross proceeds of $27,358. In addition, the Company also issued 600,000 Common Shares for the exercise of options. In lieu of cash, the Company settled $109,427 of outstanding debt.

On March 30, 2021, the Company issued 400,000 Common Shares for the exercise of 400,000 warrants at $0.12 CAD (approximately US$0.10), with a fair value of $98,400 to settle long-term notes payable in the amount of $38,062. The Company recognized the loss on settlement of debt of $60,338.

On March 30, 2021, the Company issued 1,684,428 Common Shares with a fair value of $396,108 for services provided.

On March 30, 2021, the Company issued 190,000 Common Shares with a fair value of $41,608 to settle debt of $8,602. A loss of $33,006 was recognized pursuant to the issuance.